FAIR VALUE OF FA AND FL, RISK MANAGEMENT - Commodity price sensitivity and hedging (Details) - Commodity price risk R in Millions	12 Months Ended
	Dec. 31, 2017 ZAR (R) R / oz item	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Dec. 31, 2014 ZAR (R)
Foreign currency sensitivity analysis
Percentage decrease in risk assumption	1.00%
Decrease in loss due to decrease in commodity price	R 61.0
Percentage increase in risk assumption	1.00%
Increase in loss due to increase in commodity price	R 61.0
Futures contract
Foreign currency sensitivity analysis
Contracts amount		R 0.0	R 0.0	R 0.0
Later Than 30 November 2017 And Not Later Than 24 December 2017 [Member] | Forward contract
Foreign currency sensitivity analysis
Number of ounces of Cooke's gold | item	17,843
Average price of Cooke's gold | R / oz	19,700
Later Than 31 December 2017 And Not Later Than 28 December 2018 [Member] | Forward contract
Foreign currency sensitivity analysis
Number of ounces of Cooke's gold | item	115,740
Average price of Cooke's gold | R / oz	17,530